Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 17,964	$ 31,937
Deferred income tax liabilities	(15,649)	(17,714)
Deferred tax liability (asset)	2,315	14,223	$ 13,099
Non-capital losses | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	1,924	15,688
Non-capital losses | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	981	737
Foreign exchange | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	8,458	9,412
Other | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	3,409	2,167
Deferred income tax liabilities	(618)	(544)
Mine closure and rehabilitation provision | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	2,903	3,110
Financing fees and other | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	289	823
Mineral property, plant and equipment | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(4,986)	(6,179)
Loans and borrowings | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(8,775)	(9,431)
Loans and borrowings | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (1,270)	$ (1,560)